(Oppenheimer Discovery Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 9 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Discovery Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Discovery Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none	none
Other Expenses		0.39%	0.64%	0.41%	0.39%	0.24%	0.03%
Total Annual Fund Operating Expenses		1.29%	2.30%	2.07%	1.55%	0.90%	0.69%
Fee Waiver and/or Expense Reimbursement	[1]	(0.06%)	(0.23%)	(0.03%)	(0.01%)	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.23%	2.07%	2.04%	1.54%	0.90%	0.69%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus. Expenses for Class A have been restated to reflect current fees.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	957	1,241	2,046
Class B	712	1,004	1,423	2,150
Class C	309	652	1,122	2,422
Class N	258	492	850	1,859
Class Y	92	288	501	1,113
Class I	71	221	385	861

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	957	1,241	2,046
Class B	212	704	1,223	2,150
Class C	209	652	1,122	2,422
Class N	158	492	850	1,859
Class Y	92	288	501	1,113
Class I	71	221	385	861

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager believes have favorable growth prospects. The Fund emphasizes stocks of small-capitalization (or "small-cap") companies, which are defined as companies with a market capitalization of less than $3 billion when the Fund buys them. A company's "market capitalization" is the value of its outstanding common stock relative to that of other companies. Companies are generally classified as small-cap, mid-cap or large-cap. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over-the-counter.

The portfolio manager looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions.

The portfolio manager currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the portfolio manager believes are sustainable growth rates. These criteria can vary.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from small-cap stocks. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers. Because of its focus on long-term growth, the Fund may be appropriate for investors with a higher risk tolerance and longer term investment goals. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/DiscoveryFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 21.41% (2nd Qtr 03) and the lowest return was -25.33% (4th Qtr 08). For the period from January 1, 2012 to December 31, 2012, the cumulative return before sales charges and taxes was 16.99%.

Average Annual Total Returns for the periods ended December 31, 2012

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

Average Annual Total Returns (Oppenheimer Discovery Fund)	Inception Date	1 Year	5 Years	10 Years
Class A	Sep 11, 1986	10.27%	2.25%	8.00%
Class A Return After Taxes on Distributions		9.09%	1.81%	7.75%
Class A Return After Taxes on Distributions and Sale of Fund Shares		8.19%	1.88%	7.06%
Class B	Apr 4, 1994	11.02%	2.29%	8.13%
Class C	Oct 2, 1995	15.09%	2.66%	7.79%
Class N	Mar 1, 2001	15.67%	3.19%	8.34%
Class Y	Jun 1, 1994	17.41%	3.84%	8.98%
Russell 2000 Growth Index		14.59%	3.49%	9.80%
Russell 2000 Index		16.35%	3.56%	9.72%
S&P 500 Index		16.00%	1.66%	3.64%

(Oppenheimer Discovery Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 9 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Discovery Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Discovery Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none	none
Other Expenses		0.39%	0.64%	0.41%	0.39%	0.24%	0.03%
Total Annual Fund Operating Expenses		1.29%	2.30%	2.07%	1.55%	0.90%	0.69%
Fee Waiver and/or Expense Reimbursement	[1]	(0.06%)	(0.23%)	(0.03%)	(0.01%)	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.23%	2.07%	2.04%	1.54%	0.90%	0.69%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus. Expenses for Class A have been restated to reflect current fees.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	957	1,241	2,046
Class B	712	1,004	1,423	2,150
Class C	309	652	1,122	2,422
Class N	258	492	850	1,859
Class Y	92	288	501	1,113
Class I	71	221	385	861

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Discovery Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	694	957	1,241	2,046
Class B	212	704	1,223	2,150
Class C	209	652	1,122	2,422
Class N	158	492	850	1,859
Class Y	92	288	501	1,113
Class I	71	221	385	861

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager believes have favorable growth prospects. The Fund emphasizes stocks of small-capitalization (or "small-cap") companies, which are defined as companies with a market capitalization of less than $3 billion when the Fund buys them. A company's "market capitalization" is the value of its outstanding common stock relative to that of other companies. Companies are generally classified as small-cap, mid-cap or large-cap. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over-the-counter.

The portfolio manager looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions.

The portfolio manager currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the portfolio manager believes are sustainable growth rates. These criteria can vary.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from small-cap stocks. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers. Because of its focus on long-term growth, the Fund may be appropriate for investors with a higher risk tolerance and longer term investment goals. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/DiscoveryFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 21.41% (2nd Qtr 03) and the lowest return was -25.33% (4th Qtr 08). For the period from January 1, 2012 to December 31, 2012, the cumulative return before sales charges and taxes was 16.99%.

Average Annual Total Returns for the periods ended December 31, 2012

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

Average Annual Total Returns (Oppenheimer Discovery Fund)	Inception Date	1 Year	5 Years	10 Years
Class A	Sep 11, 1986	10.27%	2.25%	8.00%
Class A Return After Taxes on Distributions		9.09%	1.81%	7.75%
Class A Return After Taxes on Distributions and Sale of Fund Shares		8.19%	1.88%	7.06%
Class B	Apr 4, 1994	11.02%	2.29%	8.13%
Class C	Oct 2, 1995	15.09%	2.66%	7.79%
Class N	Mar 1, 2001	15.67%	3.19%	8.34%
Class Y	Jun 1, 1994	17.41%	3.84%	8.98%
Russell 2000 Growth Index		14.59%	3.49%	9.80%
Russell 2000 Index		16.35%	3.56%	9.72%
S&P 500 Index		16.00%	1.66%	3.64%

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund))	0 Months Ended
Jan. 28, 2013
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund))	0 Months Ended
	Jan. 28, 2013
Class A
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver and/or Expense Reimbursement	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%
Class B
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	2.30%
Fee Waiver and/or Expense Reimbursement	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%
Class C
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	2.07%
Fee Waiver and/or Expense Reimbursement	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.04%
Class I
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%
Class N
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver and/or Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.54%
Class Y
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus. Expenses for Class A have been restated to reflect current fees.

Expense Example (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	957
Expense Example, with Redemption, 5 Years	1,241
Expense Example, with Redemption, 10 Years	2,046
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,423
Expense Example, with Redemption, 10 Years	2,150
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	309
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	2,422
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	861
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	850
Expense Example, with Redemption, 10 Years	1,859
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	$ 1,113

Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund), USD $)	0 Months Ended
Jan. 28, 2013
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 694
Expense Example, No Redemption, 3 Years	957
Expense Example, No Redemption, 5 Years	1,241
Expense Example, No Redemption, 10 Years	2,046
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	212
Expense Example, No Redemption, 3 Years	704
Expense Example, No Redemption, 5 Years	1,223
Expense Example, No Redemption, 10 Years	2,150
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	209
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,122
Expense Example, No Redemption, 10 Years	2,422
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	71
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	385
Expense Example, No Redemption, 10 Years	861
Class N
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	492
Expense Example, No Redemption, 5 Years	850
Expense Example, No Redemption, 10 Years	1,859
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	288
Expense Example, No Redemption, 5 Years	501
Expense Example, No Redemption, 10 Years	$ 1,113

Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund), Class A)	0 Months Ended
Jan. 28, 2013
(Oppenheimer Discovery Fund) | Class A
Bar Chart Table:
Annual Return 2003	38.98%
Annual Return 2004	3.98%
Annual Return 2005	1.34%
Annual Return 2006	4.84%
Annual Return 2007	25.81%
Annual Return 2008	(38.59%)
Annual Return 2009	27.31%
Annual Return 2010	27.75%
Annual Return 2011	1.47%
Annual Return 2012	16.99%

Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund))	0 Months Ended
Jan. 28, 2013
Russell 2000 Growth Index
Average Annual Return:
1 Year	14.59%
5 Years	3.49%
10 Years	9.80%
Russell 2000 Index
Average Annual Return:
1 Year	16.35%
5 Years	3.56%
10 Years	9.72%
S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	3.64%
Class A
Average Annual Return:
1 Year	10.27%
5 Years	2.25%
10 Years	8.00%
Inception Date	Sep 11, 1986
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	9.09%
5 Years	1.81%
10 Years	7.75%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	8.19%
5 Years	1.88%
10 Years	7.06%
Class B
Average Annual Return:
1 Year	11.02%
5 Years	2.29%
10 Years	8.13%
Inception Date	Apr 4, 1994
Class C
Average Annual Return:
1 Year	15.09%
5 Years	2.66%
10 Years	7.79%
Inception Date	Oct 2, 1995
Class N
Average Annual Return:
1 Year	15.67%
5 Years	3.19%
10 Years	8.34%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	17.41%
5 Years	3.84%
10 Years	8.98%
Inception Date	Jun 1, 1994

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER DISCOVERY FUND
Central Index Key	dei_EntityCentralIndexKey	0000777547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2013
Prospectus Date	rr_ProspectusDate	Jan 28, 2013
(Oppenheimer Discovery Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 9 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that the portfolio manager believes have favorable growth prospects. The Fund emphasizes stocks of small-capitalization (or "small-cap") companies, which are defined as companies with a market capitalization of less than $3 billion when the Fund buys them. A company's "market capitalization" is the value of its outstanding common stock relative to that of other companies. Companies are generally classified as small-cap, mid-cap or large-cap. The Fund's target capitalization range may change over time. These stocks may be traded on stock exchanges or over-the-counter.

The portfolio manager looks for companies with high growth potential. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations and product development, as well as its position in its industry. The portfolio manager also evaluates research on particular industries, market trends and general economic conditions.

The portfolio manager currently seeks companies with proven management records that are able to handle rapid growth, companies with innovative products or services, and companies that have above average growth profiles and have what the portfolio manager believes are sustainable growth rates. These criteria can vary.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital growth over the long term from small-cap stocks. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stocks of small-cap issuers. Because of its focus on long-term growth, the Fund may be appropriate for investors with a higher risk tolerance and longer term investment goals. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/DiscoveryFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/investors/overview/DiscoveryFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 21.41% (2nd Qtr 03) and the lowest return was -25.33% (4th Qtr 08). For the period from January 1, 2012 to December 31, 2012, the cumulative return before sales charges and taxes was 16.99%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares will be provided after those shares have one full calendar year of performance.

(Oppenheimer Discovery Fund) | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
(Oppenheimer Discovery Fund) | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	3.64%
(Oppenheimer Discovery Fund) | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%
(Oppenheimer Discovery Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	694
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,046
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	957
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,046
Annual Return 2003	rr_AnnualReturn2003	38.98%
Annual Return 2004	rr_AnnualReturn2004	3.98%
Annual Return 2005	rr_AnnualReturn2005	1.34%
Annual Return 2006	rr_AnnualReturn2006	4.84%
Annual Return 2007	rr_AnnualReturn2007	25.81%
Annual Return 2008	rr_AnnualReturn2008	(38.59%)
Annual Return 2009	rr_AnnualReturn2009	27.31%
Annual Return 2010	rr_AnnualReturn2010	27.75%
Annual Return 2011	rr_AnnualReturn2011	1.47%
Annual Return 2012	rr_AnnualReturn2012	16.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2012 to December 31, 2012, the cumulative return before sales charges and taxes was 16.99%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 21.41% (2nd Qtr 03)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return was -25.33% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.33%)
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 11, 1986
(Oppenheimer Discovery Fund) | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	7.75%
(Oppenheimer Discovery Fund) | Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	7.06%
(Oppenheimer Discovery Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,004
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,423
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,150
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	704
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,223
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,150
1 Year	rr_AverageAnnualReturnYear01	11.02%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 1994
(Oppenheimer Discovery Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,422
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,122
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,422
1 Year	rr_AverageAnnualReturnYear01	15.09%
5 Years	rr_AverageAnnualReturnYear05	2.66%
10 Years	rr_AverageAnnualReturnYear10	7.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 1995
(Oppenheimer Discovery Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	71
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	861
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	71
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	385
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	861
(Oppenheimer Discovery Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	850
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,859
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	492
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	850
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,859
1 Year	rr_AverageAnnualReturnYear01	15.67%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	8.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
(Oppenheimer Discovery Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	501
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,113
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	288
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	501
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,113
1 Year	rr_AverageAnnualReturnYear01	17.41%
5 Years	rr_AverageAnnualReturnYear05	3.84%
10 Years	rr_AverageAnnualReturnYear10	8.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 1994
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus. Expenses for Class A have been restated to reflect current fees.